BALANCE SHEETS	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 2,333,117
Prepaid expenses and other current assets	304,836
Subscription receivable	100,543
Total current assets	2,738,496
Property and equipment, net	454,679
Total assets	3,193,175
Current liabilities:
Accounts payable	332,072
Accrued expenses and other current liabilities	333,236
Total current liabilities	665,308
Long-term Liabilities
Total liabilities	665,308
Members' equity	2,527,867
Stockholders' equity:
Accumulated deficit	(8,223,407)
Total members'/stockholders' equity	2,527,867
Total liabilities and stockholders' equity	$ 3,193,175